Document And Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	Sep. 01, 2018
Entity Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Sep. 01, 2018
Document Effective Date	Sep. 01, 2018
Prospectus Date	Sep. 01, 2018
Polen Global Growth Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	PGIRX
Polen Global Growth Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	PGIIX